STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Income Statement [Abstract]
REVENUES	$ 0	$ 0			$ 4,855
OPERATING EXPENSES
Advertising	0	657	2,653	22,732	25,385
General and administrative (Note 9)	139,816	161,812	586,421	345,928	1,118,300
Impairment of mineral acquisition costs (Note 3)	0	0		50,124	50,124
Accretion on promissory note (Note 6)	43,560	0	113,394		156,954
Financing costs	10,206	0	8,391		18,597
Interest expense	3,230	0	2,385		5,615
Investor relations	9,947	30,240	227,687	22,046	259,680
Professional fees	52,896	48,552	154,767	93,056	333,791
Mineral property exploration costs (Note 11)	3,180	37,560	164,564	329,107	496,851
Stock-based compensation (Note 7)	124,931	962,025	2,133,251	107,772	2,365,954
Travel	485	5,197	14,244	1,543	16,272
TOTAL OPERATING EXPENSES	388,251	1,246,043	3,407,757	972,308	4,847,523
LOSS FROM OPERATIONS	(388,251)	(1,246,043)	(3,407,757)	(972,308)	(4,842,668)
OTHER INCOME (EXPENSES)
Gain on debt settlement	0	0		17,631	17,631
Other income (expenses)	0	0			(1,167)
NET LOSS AND COMPREHENSIVE LOSS	$ (388,251)	$ (1,246,043)	$ (3,407,757)	$ (954,677)	$ (4,826,204)
BASIC LOSS PER SHARE	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	53,229,048	50,924,407	51,331,037	121,990,562